UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Emerging Opportunities Total Return Fund
January 31, 2018

AC Alternatives Emerging Opportunities Total Return - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 42.6%
Argentina — 2.6%
Argentine Republic Government International Bond, 6.875%, 1/26/27		200,000	211,102
Argentine Republic Government International Bond, 6.625%, 7/6/28		500,000	512,250
			723,352
Canada — 1.1%
Canadian Government Bond, 2.00%, 6/1/28	CAD	385,000	303,978
Chile — 8.8%
Bonos de la Tesoreria de la Republica en pesos, 6.00%, 1/1/20	CLP	850,000,000	1,491,867
Bonos de la Tesoreria de la Republica en pesos, 6.00%, 1/1/24	CLP	320,000,000	587,814
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	230,000,000	389,489
			2,469,170
Croatia — 1.1%
Croatia Government International Bond, 6.75%, 11/5/19		300,000	319,613
Dominican Republic — 2.0%
Dominican Republic International Bond, 6.875%, 1/29/26		200,000	227,000
Dominican Republic International Bond, 5.95%, 1/25/27(1)		300,000	322,875
			549,875
Egypt — 1.5%
Egypt Government International Bond, 6.125%, 1/31/22(1)		200,000	212,136
Egypt Government International Bond, 5.875%, 6/11/25		200,000	206,655
			418,791
El Salvador — 0.8%
El Salvador Government International Bond, 8.625%, 2/28/29		200,000	236,000
Jordan — 0.8%
Jordan Government International Bond, 7.375%, 10/10/47(1)		200,000	215,580
Malaysia — 1.5%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	1,600,000	409,099
Mexico — 9.2%
Mexican Bonos, 8.50%, 12/13/18	MXN	26,000,000	1,407,598
Mexican Bonos, 5.75%, 3/5/26	MXN	17,630,000	843,735
Mexican Bonos, 10.00%, 11/20/36	MXN	4,750,000	311,855
			2,563,188
Paraguay — 1.1%
Paraguay Government International Bond, 4.70%, 3/27/27(1)		300,000	312,375
Russia — 2.2%
Russian Federal Bond - OFZ, 6.70%, 5/15/19	RUB	15,000,000	266,895
Russian Federal Bond - OFZ, 8.50%, 9/17/31	RUB	17,500,000	343,537
			610,432
South Africa — 9.2%
Republic of South Africa Government Bond, 8.00%, 12/21/18	ZAR	18,300,000	1,557,511
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	8,240,000	783,943
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	2,900,000	228,001
			2,569,455

Turkey — 0.7%
Turkey Government International Bond, 4.875%, 10/9/26	200,000	195,302
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $11,021,700)		11,896,210
CORPORATE BONDS — 19.3%
Argentina — 1.3%
YPF SA, 6.95%, 7/21/27	350,000	363,020
Brazil — 1.8%
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)	200,000	202,750
Rumo Luxembourg Sarl, 5.875%, 1/18/25(1)	300,000	304,313
		507,063
Colombia — 2.3%
Ecopetrol SA, 7.625%, 7/23/19	300,000	321,510
Millicom International Cellular SA, 5.125%, 1/15/28(1)	300,000	304,500
		626,010
Hong Kong — 1.1%
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)	300,000	294,173
Indonesia — 1.1%
Minejesa Capital BV, 4.625%, 8/10/30(1)	300,000	303,357
Kazakhstan — 1.1%
KazMunayGas National Co. JSC, MTN, 9.125%, 7/2/18	300,000	307,906
Malaysia — 1.1%
Petronas Capital Ltd., 5.25%, 8/12/19	300,000	311,868
Mexico — 2.4%
Axtel SAB de CV, 6.375%, 11/14/24(1)	290,000	302,325
Mexichem SAB de CV, 5.875%, 9/17/44	350,000	360,500
		662,825
Panama — 1.0%
Banco General SA, 4.125%, 8/7/27(1)	275,000	277,338
Paraguay — 0.7%
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	200,000	206,194
Peru — 0.9%
SAN Miguel Industrias Pet SA, 4.50%, 9/18/22(1)	250,000	254,688
Qatar — 1.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19	350,000	372,288
Russia — 0.7%
Credit Bank of Moscow Via CBOM Finance plc, 7.70%, 2/1/18	200,000	200,000
Turkey — 2.5%
Akbank Turk AS, 6.50%, 3/9/18	200,000	200,772
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/22(1)(2)	200,000	200,641
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(1)	300,000	300,396
		701,809
TOTAL CORPORATE BONDS (Cost $5,351,307)		5,388,539
U.S. TREASURY SECURITIES — 13.0%
U.S. Treasury Notes, 1.875%, 12/31/19	1,500,000	1,492,500
U.S. Treasury Notes, 2.125%, 9/30/24	2,205,000	2,134,414
TOTAL U.S. TREASURY SECURITIES (Cost $3,672,873)		3,626,914

TEMPORARY CASH INVESTMENTS — 34.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $944,015), in a joint trading account at 1.05%, dated 1/31/18, due 2/1/18 (Delivery value $926,981)		926,954
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $789,283), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $772,012)		772,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,622	1,622
U.S. Treasury Bills, 1.28%, 2/1/18(3)	2,550,000	2,550,000
U.S. Treasury Bills, 1.33%, 3/1/18(3)	2,550,000	2,547,256
U.S. Treasury Bills, 1.08%, 2/15/18(3)	2,830,000	2,828,675
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,626,810)		9,626,507
TOTAL INVESTMENT SECURITIES — 109.3% (Cost $29,672,690)		30,538,170
OTHER ASSETS AND LIABILITIES(4) — (9.3)%		(2,607,110)
TOTAL NET ASSETS — 100.0%		$27,931,060

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	5,309,104	USD	274,372	Morgan Stanley	3/21/18	$(10,148)
BRL	1,346,086	USD	423,204	Goldman Sachs & Co.	3/21/18	(2,779)
USD	414,448	BRL	1,346,086	Goldman Sachs & Co.	3/21/18	(5,977)
USD	302,345	CAD	377,885	JPMorgan Chase Bank N.A.	3/21/18	(5,051)
USD	1,479,887	CLP	970,495,342	Goldman Sachs & Co.	3/21/18	(128,884)
USD	589,993	CLP	366,698,090	Goldman Sachs & Co.	3/21/18	(17,876)
USD	235,145	CLP	143,085,568	Goldman Sachs & Co.	3/21/18	(2,045)
USD	279,173	CLP	169,876,666	Goldman Sachs & Co.	3/21/18	(2,428)
COP	753,860,810	USD	247,964	Goldman Sachs & Co.	3/21/18	16,876
COP	1,732,665,297	USD	571,837	Goldman Sachs & Co.	3/21/18	36,868
EUR	846,016	USD	1,008,658	JPMorgan Chase Bank N.A.	3/21/18	44,982
USD	113,838	EUR	95,827	JPMorgan Chase Bank N.A.	3/21/18	(5,506)
USD	894,368	EUR	750,189	JPMorgan Chase Bank N.A.	3/21/18	(39,927)
USD	827,079	HUF	218,994,061	JPMorgan Chase Bank N.A.	3/21/18	(51,490)
USD	7,658	HUF	2,034,173	JPMorgan Chase Bank N.A.	3/21/18	(503)
IDR	3,792,351,445	USD	278,952	Goldman Sachs & Co.	3/21/18	4,240
IDR	9,002,609,550	USD	659,290	Goldman Sachs & Co.	3/21/18	12,975
IDR	5,884,614,629	USD	436,124	Goldman Sachs & Co.	3/21/18	3,307
IDR	7,573,354,970	USD	565,809	Goldman Sachs & Co.	3/21/18	(273)
USD	561,756	IDR	7,516,301,655	Goldman Sachs & Co.	3/21/18	480
USD	277,723	ILS	947,073	Goldman Sachs & Co.	3/21/18	170
USD	560,606	ILS	1,914,076	Goldman Sachs & Co.	3/21/18	(341)
USD	272,791	INR	17,773,708	Goldman Sachs & Co.	3/21/18	(4,859)
USD	417,238	INR	26,715,313	Goldman Sachs & Co.	3/21/18	(93)
USD	425,574	KRW	464,811,540	Morgan Stanley	3/21/18	(9,406)
USD	257,912	KRW	274,211,712	Morgan Stanley	3/21/18	1,299
MXN	5,305,126	USD	272,812	JPMorgan Chase Bank N.A.	3/21/18	10,031
MXN	9,615,231	USD	486,827	JPMorgan Chase Bank N.A.	3/21/18	25,810
USD	1,996,928	MXN	38,501,775	JPMorgan Chase Bank N.A.	3/21/18	(55,800)
USD	259,089	MXN	5,034,791	JPMorgan Chase Bank N.A.	3/21/18	(9,342)
USD	303,062	MXN	5,838,612	JPMorgan Chase Bank N.A.	3/21/18	(8,224)

MYR	1,776,200	USD	436,038	Goldman Sachs & Co.	3/21/18	17,994
MYR	1,071,986	USD	268,567	Goldman Sachs & Co.	3/21/18	5,453
NOK	6,905,484	USD	832,820	JPMorgan Chase Bank N.A.	3/21/18	64,282
PEN	900,578	USD	278,042	Morgan Stanley	3/21/18	1,449
PEN	1,345,065	USD	417,852	Morgan Stanley	3/21/18	(416)
PHP	13,947,044	USD	274,386	Goldman Sachs & Co.	3/21/18	(3,419)
USD	274,840	PHP	13,947,044	Goldman Sachs & Co.	3/21/18	3,873
PLN	2,371,296	USD	669,744	Goldman Sachs & Co.	3/21/18	39,414
USD	667,035	PLN	2,371,375	Goldman Sachs & Co.	3/21/18	(42,147)
RUB	50,152,379	USD	836,012	Morgan Stanley	3/21/18	50,850
USD	389,605	RUB	22,020,450	Morgan Stanley	3/21/18	209
THB	17,730,964	USD	566,304	Goldman Sachs & Co.	3/21/18	312
THB	11,312,011	USD	360,715	Goldman Sachs & Co.	3/21/18	775
USD	352,333	THB	11,468,446	Goldman Sachs & Co.	3/21/18	(14,156)
TRY	1,004,785	USD	253,448	Goldman Sachs & Co.	3/21/18	10,253
TRY	1,057,260	USD	268,954	Goldman Sachs & Co.	3/21/18	8,518
TRY	3,195,997	USD	813,935	Goldman Sachs & Co.	3/21/18	24,839
TRY	32,276	USD	8,191	Goldman Sachs & Co.	3/21/18	279
USD	266,857	TRY	1,067,480	Goldman Sachs & Co.	3/21/18	(13,298)
USD	284,666	TRY	1,087,255	Goldman Sachs & Co.	3/21/18	(678)
TWD	8,391,082	USD	282,766	JPMorgan Chase Bank N.A.	3/21/18	6,148
TWD	24,781,426	USD	831,062	JPMorgan Chase Bank N.A.	3/21/18	22,190
USD	576,105	TWD	16,761,773	JPMorgan Chase Bank N.A.	3/21/18	(1,021)
ZAR	4,159,944	USD	310,940	Goldman Sachs & Co.	3/22/18	37,709
ZAR	6,123,324	USD	480,344	Goldman Sachs & Co.	3/22/18	32,859
ZAR	6,061,319	USD	488,986	Goldman Sachs & Co.	3/22/18	19,020
ZAR	3,463,888	USD	289,484	Goldman Sachs & Co.	3/22/18	829
USD	1,762,744	ZAR	24,292,733	Goldman Sachs & Co.	3/22/18	(273,257)
USD	520,439	ZAR	6,718,341	Goldman Sachs & Co.	3/22/18	(42,633)
USD	420,271	ZAR	5,115,120	Goldman Sachs & Co.	3/22/18	(8,433)
USD	47,629	ZAR	571,910	Goldman Sachs & Co.	3/22/18	(303)
USD	169,592	ZAR	2,038,296	Goldman Sachs & Co.	3/22/18	(1,240)
						$(257,660)

CREDIT DEFAULT SWAP AGREEMENTS*
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Bank of America N.A. / Kingdom of Saudi Arabia	Buy	(1.00)%	12/20/22	$900,000	$2,457	$(12,977)	$(10,520)
Bank of America N.A. / Markit CDX Emerging Markets Index Series 28	Buy	(1.00)%	12/20/22	$970,000	38,444	(33,186)	5,258
Bank of America N.A. / Mexican Government International Bond	Buy	(1.00)%	12/20/22	$900,000	3,680	(5,944)	(2,264)
Morgan Stanley / Brazil International Bond	Buy	(1.00)%	12/20/22	$900,000	27,244	(10,922)	16,322
Morgan Stanley / Turkey Government International Bond	Buy	(1.00)%	12/20/22	$900,000	31,702	(7,135)	24,567
					$103,527	$(70,164)	$33,363

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Bank of America N.A	BZDIOVRA	Receive	9.60%	1/2/19	BRL	6,050,000	$(62,942)
Bank of America N.A.	BZDIOVRA	Pay	10.78%	1/2/23	BRL	1,694,000	49,586
Goldman Sachs & Co.	BZDIOVRA	Receive	7.29%	1/2/19	BRL	10,528,767	(13,414)
Goldman Sachs & Co.	BZDIOVRA	Receive	9.42%	1/2/19	BRL	5,989,787	(57,442)
Goldman Sachs & Co.	BZDIOVRA	Pay	10.62%	1/2/23	BRL	1,711,012	45,017
Morgan Stanley	BZDIOVRA	Pay	9.85%	1/2/23	BRL	1,183,238	11,513
							$(27,682)

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ARS	-	Argentine Peso
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $3,807,447, which represented 13.6% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	The rate indicated is the yield to maturity at purchase.

(4)	Amount relates primarily to payable for investments purchased.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	11,896,210	—
Corporate Bonds	—	5,388,539	—
U.S. Treasury Securities	—	3,626,914	—
Temporary Cash Investments	1,622	9,624,885	—
	1,622	30,536,548	—
Other Financial Instruments
Swap Agreements	—	152,263	—
Forward Foreign Currency Exchange Contracts	—	504,293	—
	—	656,556	—

Liabilities
Other Financial Instruments
Swap Agreements	—	146,582	—
Forward Foreign Currency Exchange Contracts	—	761,953	—
	—	908,535	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 27, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 27, 2018